Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
7.	Equity Incentive Plan
In 2016, the Company adopted the Viracta Therapeutics, Inc. 2016 Equity Incentive Plan (the Plan), which permits stock option grants to employees, members of the board of directors, and outside consultants. The Plan allows for grants of incentive stock options with exercise prices of at least 100% of the fair market value of the
Compa
ny
’s common stock, nonqualified options with exercise prices of at least 85% of the fair market value of the Company’s common stock, restricted stock, and restricted stock units. All stock options granted to date have a ten-year
life and generally vest over zero to four years. As of December 31, 2020, the number of shares of common stock authorized for grant under the Plan was 27,347,261, of which 9,908,933 remained available for future grants.
The Company recorded stock-based compensation of $348,635 and $627,611 for the years ended December 2020 and 2019, respectively. Fair value is determined at the date of grant for options. Compensation expense is recognized over the vesting period based on the fair value of the options. The fair value of stock options is estimated using the Black-Scholes model with the assumptions disclosed in the following table.

	Year Ended December 31,
	2020	2019
Assumptions
Risk-free interest rate	0.46%—0.49%	1.73%—2.61%
Expected dividend yield	0%	0%
Expected volatility	72%	72%
Expected term (in years)	5.5—6.3	5.5—6.3

The expected term of stock options is based on the simplified method, which is an average of the contractual term of the option and its vesting period. The expected volatility of stock options is based upon the historical volatility of a number of publicly traded companies in similar stages of clinical development. The risk-free interest rate is based on the average yield of U.S. Treasury Bills appropriate for the expected term of the stock option grants. The Company has not historically paid cash dividends and does not anticipate declaring dividends in the future. The Company recognizes forfeitures as they occur. As of December 31, 2020, unrecognized compensation expense related to unvested options granted under the Plan totaled $1,227,400. That expense is expected to be recognized over a weighted-average period of 2.21 years.
A summary of the stock option activity under the plan during the years ended December 31, 2020 and 2019, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2018	6,861,975	$0.11	8.5
Granted	7,499,344	$0.11
Exercised	(100,000)	$0.10
Cancelled	(129,167)	$0.10

Outstanding at December 31, 2019	14,132,152	$0.11	8.5
Granted	3,571,334	$0.14
Exercised	(7,259,185)	$0.11
Cancelled	(365,158)	$0.10

Outstanding at December 31, 2020	10,079,143	$0.12	8.5

Vested and exercisable at December 31, 2020	2,814,734	$0.10	6.8

The aggregate intrinsic value of options outstanding as of December 31, 2020 was $2,827,040. The aggregate intrinsic value is calculated as the difference between the estimated fair value of the Company’s common stock and the exercise price of stock options, multiplied by the number of shares subject to such stock options. The weighted average grant date fair value of stock options granted during the years ended December 31, 2020 and 2019 was $0.18 and $0.16 per share, respectively.
Unvested shares from the early exercise of options are subject to repurchase by the Company. Options granted under the Plan will vest according to the applicable option agreement.

There were 100,000 shares
early
exercised during the year ended December 31, 2019 with 50,000 subject to repurchase at December 31, 2020. The Company’s remaining related liability totaled $5,000 at December 31, 2020 which is included in accrued expenses.